Intangible Assets - Summary of Reconciliation of Changes in Goodwill (Detail) - SGD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	$ 362,448	$ 123,277
Currency revaluation adjustments	(17,380)	5,321
Acquisition of subsidiaries	2,763	233,850
Goodwill	$ 347,831	$ 362,448